COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Purchase commitments	$ 136
Operating leases	24
Reforestation obligation	2
Commitments	162
Less than 1 Year
Disclosure of contingent liabilities [line items]
Purchase commitments	37
Operating leases	7
Reforestation obligation	1
Commitments	45
1–5 Years
Disclosure of contingent liabilities [line items]
Purchase commitments	52
Operating leases	12
Reforestation obligation	1
Commitments	65
Thereafter
Disclosure of contingent liabilities [line items]
Purchase commitments	47
Operating leases	5
Reforestation obligation	0
Commitments	$ 52